Other Long-Term Assets (Schedule Of Other Long-Term Assets) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Other Long Term Assets [Abstract]
Equipment costs subject to a deferred revenue arrangement	$ 28	$ 49
Long-term Wireless handset receivables	76	45
Costs incurred to obtain or fulfill a contract with a customer (note 22)	37	33
Credit facility arrangement fees	2	3
Net pension assets (note 28)	34
Other	31	33
Total other non-current assets	$ 208	$ 163